Share capital, share premium and transaction costs on new equity instruments - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands						12 Months Ended
	Jul. 28, 2022 EUR (€) shares	Jul. 28, 2022 USD ($) shares	Apr. 15, 2022 EUR (€) € / shares shares	Mar. 22, 2022 EUR (€) € / shares shares	Mar. 16, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares	May 16, 2022 EUR (€)	Jul. 28, 2021 € / shares	Jul. 28, 2021 $ / shares	Dec. 31, 2019 € / shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital						€ 32,061,000	€ 1,000
Par value per share (in EUR per share) | € / shares			€ 0.12	€ 0.12	€ 0.12
Share capital increase on conversion (in shares) | shares					235,935,061
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares					1
Shares issued in the period (in shares) | shares				2,500,000	12,500,000
Contract liabilities						10,359,000	21,192,000
Share issue related cost						0	1,059,000	€ 0
Number of warrants exercised | shares			9,360,000
Private Placement Warrants exercise (in shares) | shares			1,334,949
Equity contribution (Private placement warrants exercise)						13,854,000
Value of shares issued in exchange					€ 87,597,000	87,597,000
Increase Decrease Through Exchange Of Ordinary Shares, Shares | shares					14,907,582
PIPE Financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)						132,690,000
Shares issued in the period (in shares) | shares	15,000,000	15,000,000
Price per share (in EURO per share) | (per share)										€ 9.07	$ 10.00
Proceeds from issuing equity instruments	€ 136,048,000	$ 150,000				132,690,000	0	0
Contract liabilities						3,358,000	0		€ 3,358,000
General and administrative expenses
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Share-based payment expenses						158,714,000	0	€ 0
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion					€ 28,311,000
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion					(28,311,000)
Equity contribution (PIPE financing)				€ 22,375,000	108,515,000
Share issue related cost							€ 1,059,000
Equity contribution (Private placement warrants exercise)			€ 13,694,000			13,694,000
Value of shares issued in exchange					85,808,000	85,808,000
Share premium | PIPE Financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)						130,890,000
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion					28,311,000
Equity contribution (PIPE financing)				€ 300,000	1,500,000
Equity contribution (Private placement warrants exercise)			€ 160,000			160,000
Value of shares issued in exchange					€ 1,789,000	1,789,000
Share capital | PIPE Financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)						1,800,000
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares					€ 1.00		€ 1.00	€ 1.00				€ 1.00
Shareholder loan to equity conversion (in shares) | shares					2
Number of shares issued in the fee agreement (in shares) | shares					22
Number of shares exchanged for shares in new company (in share) | shares					124
Shares issued in the period (in shares) | shares					22
Allego Holding | Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion					€ 2
Allego Holding | Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion					101,931,000
Share issue related cost							€ 1,059,000
Allego Holding | Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)					€ 22
Ordinary Shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital						€ 32,061,000	€ 100
Number of shares outstanding (in shares) | shares						267,177,592	100
Par value per share (in EUR per share) | € / shares						€ 0.12	€ 1
Authorized capital						€ 108,000,000	€ 100
Number of shares authorised | shares						900,000,000	100